ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018 reporting_unit recycling_market
Property, Plant and Equipment [Line Items]
Average period over which market price of scrap per ton is calculated	10 years
Number of recycling markets | recycling_market	3
Number of reporting units | reporting_unit	1
Vessel [Member]
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life	25 years
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life	5 years
Minimum
Property, Plant and Equipment [Line Items]
Ownership percentage	20.00%
Maximum
Property, Plant and Equipment [Line Items]
Ownership percentage	50.00%